Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($)		Mar. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents		$ 55,419,342	$ 51,934,265
Restricted Cash		3,863,486	6,524,315
LOANS:
Direct Cash Loans		719,276,979	737,254,501
Real Estate Loans		38,829,115	37,255,330
Sales Finance Contracts		80,197,555	70,019,005
Loans, Total		838,303,649	844,528,836
Unearned Finance Charges		116,525,935	118,748,137
Unearned Insurance Premiums and Commissions		54,110,921	57,620,339
Allowance for Loan Losses		58,974,560	53,000,000
Net Loans		608,692,233	615,160,360
INVESTMENT SECURITIES:
Available for Sale, at fair value		209,075,880	204,457,522
Held to Maturity, at amortized cost		380,177	380,561
Other Investments and Securities, at Cost		209,456,057	204,838,083
Other Assets		58,696,687	60,722,555
ASSETS, Total		936,127,805	939,179,578
LIABILITIES AND STOCKHOLDERS' EQUITY
Senior Debt		594,842,459	591,091,095
Accrued Expenses and Other Liabilities		50,974,832	57,587,343
Subordinated Debt		28,705,760	29,005,024
LIABILITIES, Total		674,523,051	677,683,462
COMMITMENTS AND CONTINGENCIES	[1]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value, Issued		0	0
Accumulated Other Comprehensive Income		10,092,124	9,614,846
Retained Earnings		251,342,630	251,711,270
Stockholders' Equity, Total		261,604,754	261,496,116
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		936,127,805	939,179,578
Voting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		170,000	170,000
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock, Value, Issued		$ 0	$ 0

[1]	Note 6.